Cash and cash equivalents - Disclosure of cash and cash equivalents (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Cash at banks	€ 9,836	€ 13,176
Money market securities measured at FVTPL	20,870	25,042
Other cash and cash equivalents	15,727	11,411
Total Cash and cash equivalents	€ 46,433	€ 49,629	[1]	€ 22,893

[1]	Refer to Note 3, Scope of consolidation